Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 39,608	Taxes	UNITED STATES	Internal Revenue Service [Member]	No Individual Project [Member]	Natural Gas, Oil, & NGLs [Member]	Well
#: 2
	528	Royalties	UNITED STATES	Bureau of Land Management [Member]	Oklahoma [Member]	Natural Gas, Oil, & NGLs [Member]	Well
#: 3
	885	Royalties	UNITED STATES	Office of Natural Resources Revenue [Member]	New Mexico [Member]	Natural Gas, Oil, & NGLs [Member]	Well
#: 4
	583	Royalties	UNITED STATES	Office of Natural Resources Revenue [Member]	Ohio [Member]	Natural Gas, Oil, & NGLs [Member]	Well
#: 5
	612	Royalties	UNITED STATES	Office of Natural Resources Revenue [Member]	Oklahoma [Member]	Natural Gas, Oil, & NGLs [Member]	Well
#: 6
	104	Royalties	UNITED STATES	Office of Natural Resources Revenue [Member]	Texas [Member]	Natural Gas, Oil, & NGLs [Member]	Well
#: 7
	$ 1,377	Royalties	UNITED STATES	Office of Natural Resources Revenue [Member]	Wyoming [Member]	Natural Gas, Oil, & NGLs [Member]	Well